REVENUE (Details 1)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Distributors [Member]
Revenue, percentage	5.00%	43.00%	54.00%	53.00%	48.00%	81.00%
Amazon [Member]
Revenue, percentage	5.00%	20.00%	6.00%	14.00%	10.00%	8.00%
Online Sales [Member]
Revenue, percentage	3.00%	7.00%	3.00%	6.00%	6.00%	6.00%
Gold Leaf Distribution [Member]
Revenue, percentage	42.00%	30.00%	41.00%	28.00%	37.00%	4.00%
Shipping [Member]
Revenue, percentage	1.00%	2.00%	1.00%	2.00%	3.00%	4.00%
Sales Returns And Allowance [Member]
Revenue, percentage	3.00%	3.00%	5.00%	3.00%	(3.00%)	(3.00%)